Quarterly Report
September 30, 2019
MFS®  Investors Trust Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace – 3.3%
Honeywell International, Inc.	76,209	$12,894,563
United Technologies Corp.	65,101	8,887,588
		$21,782,151
Alcoholic Beverages – 2.2%
Diageo PLC	168,454	$6,903,394
Pernod Ricard S.A.	43,578	7,761,150
		$14,664,544
Apparel Manufacturers – 2.3%
LVMH Moet Hennessy Louis Vuitton SE	20,603	$8,188,670
NIKE, Inc., “B”	77,401	7,269,502
		$15,458,172
Broadcasting – 0.6%
Walt Disney Co.	31,855	$4,151,344
Brokerage & Asset Managers – 3.8%
Blackstone Group, Inc.	180,564	$8,818,746
NASDAQ, Inc.	104,090	10,341,341
TD Ameritrade Holding Corp.	128,310	5,992,077
		$25,152,164
Business Services – 7.3%
Accenture PLC, “A”	69,494	$13,367,171
Amdocs Ltd.	127,213	8,410,051
Cognizant Technology Solutions Corp., “A”	157,082	9,466,547
DXC Technology Co.	60,047	1,771,386
Fidelity National Information Services, Inc.	118,356	15,712,943
		$48,728,098
Cable TV – 2.1%
Comcast Corp., “A”	317,737	$14,323,584
Chemicals – 1.0%
PPG Industries, Inc.	55,741	$6,605,866
Computer Software – 4.2%
Adobe Systems, Inc. (a)	31,585	$8,725,356
Microsoft Corp.	97,152	13,507,043
Salesforce.com, Inc. (a)	38,628	5,733,940
		$27,966,339
Computer Software - Systems – 1.3%
Apple, Inc.	37,585	$8,417,912
Construction – 1.5%
Sherwin-Williams Co.	18,594	$10,224,283
Consumer Products – 2.6%
Colgate-Palmolive Co.	107,822	$7,925,995
Estee Lauder Cos., Inc., “A”	17,022	3,386,527
Kimberly-Clark Corp.	42,534	6,041,955
		$17,354,477

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 1.2%
Crown Holdings, Inc. (a)	118,626	$7,836,434
Electrical Equipment – 3.2%
AMETEK, Inc.	78,727	$7,228,713
Fortive Corp.	118,259	8,107,837
TE Connectivity Ltd.	65,735	6,125,187
		$21,461,737
Electronics – 2.6%
Analog Devices, Inc.	57,236	$6,394,978
Texas Instruments, Inc.	84,671	10,942,880
		$17,337,858
Energy - Independent – 1.2%
EOG Resources, Inc.	108,225	$8,032,460
Food & Beverages – 2.5%
Danone S.A.	98,460	$8,673,320
Mondelez International, Inc.	148,705	8,226,361
		$16,899,681
General Merchandise – 1.9%
Dollar General Corp.	46,288	$7,357,015
Dollar Tree, Inc. (a)	47,520	5,424,883
		$12,781,898
Insurance – 1.2%
Chubb Ltd.	51,086	$8,247,324
Internet – 6.1%
Alphabet, Inc., “A” (a)	18,100	$22,102,634
Alphabet, Inc., “C” (a)	7,210	8,788,990
Facebook, Inc., “A” (a)	56,749	10,105,862
		$40,997,486
Leisure & Toys – 1.2%
Electronic Arts, Inc. (a)	84,831	$8,298,168
Machinery & Tools – 0.7%
Flowserve Corp.	94,074	$4,394,197
Major Banks – 6.4%
Bank of America Corp.	489,398	$14,275,740
Goldman Sachs Group, Inc.	47,250	9,791,617
JPMorgan Chase & Co.	158,246	18,623,972
		$42,691,329
Medical & Health Technology & Services – 0.7%
McKesson Corp.	33,680	$4,602,709
Medical Equipment – 9.9%
Abbott Laboratories	84,914	$7,104,754
Becton, Dickinson and Co.	38,957	9,854,563
Danaher Corp.	104,342	15,070,115
Medtronic PLC	166,477	18,082,732
Thermo Fisher Scientific, Inc.	54,960	16,008,199
		$66,120,363

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 1.5%
Enterprise Products Partners LP	344,780	$9,853,812
Network & Telecom – 1.6%
Cisco Systems, Inc.	222,523	$10,994,861
Oil Services – 1.3%
Core Laboratories N.V. (l)	56,740	$2,645,219
Schlumberger Ltd.	170,676	5,831,999
		$8,477,218
Other Banks & Diversified Financials – 6.5%
BB&T Corp.	154,789	$8,261,089
Mastercard, Inc., “A”	62,765	17,045,091
Visa, Inc., “A”	104,667	18,003,771
		$43,309,951
Pharmaceuticals – 5.3%
Elanco Animal Health, Inc. (a)	193,866	$5,154,897
Eli Lilly & Co.	75,776	8,474,030
Johnson & Johnson	117,666	15,223,627
Zoetis, Inc.	55,180	6,874,876
		$35,727,430
Railroad & Shipping – 1.4%
Canadian National Railway Co.	103,363	$9,288,199
Restaurants – 1.4%
Starbucks Corp.	103,027	$9,109,647
Specialty Chemicals – 1.1%
DuPont de Nemours, Inc.	102,578	$7,314,837
Specialty Stores – 3.9%
Costco Wholesale Corp.	27,553	$7,938,295
Ross Stores, Inc.	89,675	9,850,799
Tractor Supply Co.	88,909	8,040,930
		$25,830,024
Telecommunications - Wireless – 2.6%
American Tower Corp., REIT	79,248	$17,524,110
Trucking – 0.7%
Old Dominion Freight Line, Inc.	26,022	$4,422,959
Utilities - Electric Power – 0.6%
American Electric Power Co., Inc.	39,821	$3,730,830
Total Common Stocks		$660,114,456
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 2.09% (v)	7,566,646	$7,566,646
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.97% (j)	508,070	$508,070

Other Assets, Less Liabilities – (0.1)%		(605,480)
Net Assets – 100.0%		$667,583,692

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,566,646 and $660,622,526, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$660,114,456	$—	$—	$660,114,456
Mutual Funds	8,074,716	—	—	8,074,716
Total	$668,189,172	$—	$—	$668,189,172
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,297,586	$43,509,492	$44,240,777	$524	$(179)	$7,566,646

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$116,533	$—